UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey              Darien, CT               August 15, 2011
------------------             -----------              ----------------
   [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

    -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $422,249
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                        FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
AIRCASTLE LTD                        COM         G0129K104  20,094   1,579,741  SH          Sole      None      1,579,741  0    0
ALLIANCE DATA SYSTEMS CORP           COM         018581108  20,576     218,733  SH          Sole      None        218,733  0    0
AMERICAN EAGLE OUTFITTERS NE         COM         02553E106   2,040     160,000  SH          Sole      None        160,000  0    0
AMPHENOL CORP NEW                   CL A         032095101  23,498     435,232  SH          Sole      None        435,232  0    0
ATLAS AIR WORLDWIDE HLDGS IN       COM NEW       049164205  25,477     428,112  SH          Sole      None        428,112  0    0
BAXTER INTL INC                      COM         071813109  18,981     317,989  SH          Sole      None        317,989  0    0
SCHWAB CHARLES CORP NEW              COM         808513105   6,874     417,895  SH          Sole      None        417,895  0    0
CHIMERA INVT CORP                    COM         16934Q109   3,377     976,131  SH          Sole      None        976,131  0    0
COPART INC                           COM         217204106  11,219     240,751  SH          Sole      None        240,751  0    0
CORNING INC                          COM         219350105  16,376     902,233  SH          Sole      None        902,233  0    0
COVANTA HLDG CORP                    COM         22282E102  10,057     609,876  SH          Sole      None        609,876  0    0
CREDIT ACCEP CORP MICH               COM         225310101  33,161     392,573  SH          Sole      None        392,573  0    0
CLEVELAND BIOLABS INC                COM         185860103   1,995     585,047  SH          Sole      None        585,047  0    0
DISCOVERY COMMUNICATNS NEW        COM SER C      25470F302  13,709     375,082  SH          Sole      None        375,082  0    0
EXPRESS SCRIPTS INC                  COM         302182100  16,188     299,885  SH          Sole      None        299,885  0    0
FORD MTR CO DEL                 COM PAR $0.01    345370860   5,690     412,588  SH          Sole      None        412,588  0    0
GAMESTOP CORP NEW                   CL A         36467W109   5,431     203,640  SH          Sole      None        203,640  0    0
GENERAL MTRS CO                      COM         37045V100   3,128     103,030  SH          Sole      None        103,030  0    0
GENESEE & WYO INC                   CL A         371559105  24,874     424,183  SH          Sole      None        424,183  0    0
GOODRICH CORP                        COM         382388106  16,807     175,989  SH          Sole      None        175,989  0    0
HASBRO INC                           COM         418056107  19,016     432,873  SH          Sole      None        432,873  0    0
HEXCEL CORP NEW                      COM         428291108  15,495     707,856  SH          Sole      None        707,856  0    0
INTERDIGITAL INC                     COM         45867G101     613      15,000  SH          Sole      None         15,000  0    0
MICROSOFT CORP                       COM         594918104  17,551     675,031  SH          Sole      None        675,031  0    0
MODINE MFG CO                        COM         607828100   4,093     266,329  SH          Sole      None        266,329  0    0
NEUSTAR INC                         CL A         64126X201   6,228     237,728  SH          Sole      None        237,728  0    0
PALOMAR MED TECHNOLOGIES INC       COM NEW       697529303   8,629     765,025  SH          Sole      None        765,025  0    0
SEALED AIR CORP NEW                  COM         81211K100  22,722     955,108  SH          Sole      None        955,108  0    0
STEINWAY MUSICAL INSTRS INC          COM         858495104   4,640     180,629  SH          Sole      None        180,629  0    0
TE CONNECTIVITY LTD                REG SHS       H84989104  18,497     503,188  SH          Sole      None        503,188  0    0
VICOR CORP                           COM         925815102  16,713   1,033,552  SH          Sole      None      1,033,552  0    0
VISTAPRINT N V                       SHS         N93540107   7,461     155,920  SH          Sole      None        155,920  0    0
WILLIS GROUP HOLDINGS PUBLIC         SHS         G96666105   1,039      25,280  SH          Sole      None         25,280  0    0






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